Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of the following:

	April 2,	January 1,
	2022	2022

Note payable - Amendment No. 4 First Lien	720,363	722,379
Financing leases	617	—

	$720,980	$722,379
Less unamortized deferred finance fees	9,743	10,594
Less current maturities	8,215	8,067

Total long-term debt	$703,022	$703,718

Long-term debt consists of the following:

	January 1,	December 26,
	2022	2020
Note payable - First Lien	$—	$562,363
Note payable - First Lien B2	—	73,875
Note payable - Amendment No. 4 First Lien	722,379	—

	$722,379	$636,238
Less unamortized deferred finance fees	10,594	12,110
Less current maturities	8,067	6,523

Total long-term debt	$703,718	$617,604

Schedule of Maturities of Long-term Debt	Aggregate annual maturities of long-term debt at April 2, 2022, are:

2022	$6,170
2023	8,226
2024	6,209
2025	700,353
2026	22
Thereafter	—

Total	$720,980

Aggregate annual maturities of long-term debt at January 1, 2022, are:

2022	$8,067
2023	8,067
2024	6,051
2025	700,194
2026	—

Total	$722,379